Consolidated Schedule of Investments (unaudited) December 31, 2020	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.4%
Bajaj Auto Ltd.	104,859	$4,942,548
Eicher Motors Ltd.	112,398	3,893,224
Hero MotoCorp Ltd.	104,922	4,465,835
Mahindra & Mahindra Ltd.	771,856	7,612,132
Maruti Suzuki India Ltd.	107,290	11,232,430
Tata Motors Ltd.(a)	1,451,047	3,651,076

		35,797,245

Banks — 26.3%
Axis Bank Ltd.(a)	1,990,890	16,905,570
HDFC Bank Ltd.(a)	3,514,029	69,075,852
ICICI Bank Ltd.(a)	5,575,536	40,827,872
IndusInd Bank Ltd.(a)	458,645	5,617,605
Kotak Mahindra Bank Ltd.(a)	1,146,565	31,314,676
State Bank of India(a)	3,100,096	11,665,534
Yes Bank Ltd., New	1,741,097	331,300
Yes Bank Ltd.(a)	46,465	11,351

		175,749,760

Chemicals — 2.5%
Asian Paints Ltd.	363,959	13,770,345
UPL Ltd.	444,267	2,835,514

		16,605,859

Construction & Engineering — 2.6%
Larsen & Toubro Ltd.	974,627	17,174,937

Construction Materials — 2.1%
Grasim Industries Ltd.	313,585	3,982,069
Shree Cement Ltd.	10,765	3,537,853
UltraTech Cement Ltd.	93,059	6,735,005

		14,254,927

Consumer Finance — 2.3%
Bajaj Finance Ltd.	213,950	15,504,952

Electric Utilities — 0.8%
Power Grid Corp. of India Ltd.	2,069,377	5,376,826

Food Products — 1.8%
Britannia Industries Ltd.	95,061	4,652,840
Nestle India Ltd.	28,785	7,244,854

		11,897,694

Gas Utilities — 0.4%
GAIL India Ltd.	1,485,784	2,506,215

Household Products — 3.5%
Hindustan Unilever Ltd.	720,738	23,628,232

Independent Power and Renewable Electricity Producers — 0.8%
NTPC Ltd.	3,929,064	5,342,355

Insurance — 2.4%
Bajaj Finserv Ltd.	48,728	5,939,558
HDFC Life Insurance Co. Ltd.(a)(b)	636,266	5,890,908
SBI Life Insurance Co. Ltd.(a)(b)	314,423	3,891,155

		15,721,621

IT Services — 15.9%
HCL Technologies Ltd.	876,867	11,354,538
Infosys Ltd.	2,992,654	51,434,289
Tata Consultancy Services Ltd.	782,231	30,647,440
Tech Mahindra Ltd.	500,097	6,660,887

Security	Shares	Value

IT Services (continued)
Wipro Ltd.	1,200,418	$6,345,659

		106,442,813

Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.	102,761	5,403,189

Metals & Mining — 2.0%
Hindalco Industries Ltd.	1,176,032	3,871,687
JSW Steel Ltd.	781,077	4,139,091
Tata Steel Ltd.	608,516	5,360,404

		13,371,182

Oil, Gas & Consumable Fuels — 12.6%
Bharat Petroleum Corp. Ltd.	650,580	3,393,246
Coal India Ltd.	1,695,829	3,143,669
Indian Oil Corp. Ltd.	2,049,158	2,550,668
Oil & Natural Gas Corp. Ltd.	2,936,339	3,739,369
Reliance Industries Ltd.	2,610,871	70,939,367

		83,766,319

Pharmaceuticals — 2.8%
Cipla Ltd.	410,425	4,605,714
Dr. Reddy’s Laboratories Ltd.	97,895	6,973,733
Sun Pharmaceutical Industries Ltd.	870,943	7,060,637

		18,640,084

Textiles, Apparel & Luxury Goods — 1.1%
Titan Co. Ltd.	336,559	7,218,509

Thrifts & Mortgage Finance — 7.6%
Housing Development Finance Corp. Ltd.	1,451,272	50,820,092

Tobacco — 3.0%
ITC Ltd.	7,051,842	20,170,869

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	588,588	3,896,800

Wireless Telecommunication Services — 2.0%
Bharti Airtel Ltd.	1,937,964	13,518,736

Total Common Stocks — 99.3% (Cost: $306,355,420)		662,809,216

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	9,490,000	9,490,000

Total Short-Term Investments — 1.4% (Cost: $9,490,000)		9,490,000

Total Investments in Securities — 100.7% (Cost: $315,845,420)		672,299,216

Other Assets, Less Liabilities — (0.7)%		(4,738,710)

Net Assets — 100.0%		$667,560,506

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

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Consolidated Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,930,000	$7,560,000	(a)	$—	$—	$—	$9,490,000	9,490,000	$2,374	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	181	01/28/21	$5,074	$(4,267)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$662,477,916	$331,300	$—	$662,809,216
Money Market Funds	9,490,000	—	—	9,490,000

	$671,967,916	$331,300	$—	$672,299,216

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,267)	$—	$—	$(4,267)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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